Long-Term Loans, Net Of Current Maturities (Summary Of Long-Term Loans, Net Of Current Maturities) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term Debt, total	$ 426,792	$ 363,036
Less: current maturities	17,972	6,412
Long-term debt noncurrent	$ 408,820	356,624
United States of America, Dollars
Debt Instrument [Line Items]
Long-term Debt, total		$ 363,036
United States of America, Dollars | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest percentage spread		0.21%
Long-Term Bank Loans | United States of America, Dollars
Debt Instrument [Line Items]
Years of maturity	4 years
Long-term Debt, total	$ 201,156	$ 330,009
Long-Term Bank Loans | NIS
Debt Instrument [Line Items]
Years of maturity		1 year
Long-term Debt, total	224,472	$ 4,066
Long-Term Bank Loans | Other
Debt Instrument [Line Items]
Long-term Debt, total	$ 1,164	$ 28,961
Long-Term Bank Loans | Minimum | United States of America, Dollars
Debt Instrument [Line Items]
Interest percentage spread		1.35%
Long-Term Bank Loans | Minimum | NIS
Debt Instrument [Line Items]
Interest percentage spread		1.50%
Long-Term Bank Loans | Maximum | United States of America, Dollars
Debt Instrument [Line Items]
Interest percentage spread		1.75%